Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
ActivePassive Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive Core Bond ETF NAV
Average Annual Return, Percent	3.28%	3.50%
ActivePassive Intermediate Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive Intermediate Municipal Bond ETF NAV
Average Annual Return, Percent	2.57%	2.15%
ActivePassive International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive International Equity ETF NAV
Average Annual Return, Percent	16.47%	16.02%
ActivePassive U.S. Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive U.S. Equity ETF NAV
Average Annual Return, Percent	14.52%	22.74%
Bloomberg U.S. Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	3.14%	3.49%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	2.18%
Bloomberg Muni 1-10 Year Blend Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Muni 1-10 Year Blend Total Return Index
Average Annual Return, Percent	2.84%	2.95%
S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI TR
Average Annual Return, Percent	16.15%	19.80%
S&P Classic ADR Composite Index (USD) NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Classic ADR Composite Index (USD) NTR
Average Annual Return, Percent	16.34%	15.38%
CRSP US Total Market Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Total Return Index
Average Annual Return, Percent	15.76%	22.73%